Consolidated Statements Of Cash Flows (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Cash Flows [Abstract]
Issuance of shares of capital stock related to acquisition of business	105,750	0	0